SCHEDULE OF EQUITY INVESTMENTS AT FAIR VALUE (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Shenzhen Qianhai Lendbang Internet Financial Services Limited	$ 29	$ 227	$ 521
Shenzhen Qianhai Lendbang Internet Financial Services Limited [Member]
Shenzhen Qianhai Lendbang Internet Financial Services Limited	$ 12	$ 94	$ 1,312